Expenses and Other Income - Summary of Expenses and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee benefits expense:
Wages, salaries and redundancies	$ 3,706,000	$ 3,683,000	$ 3,653,000
Employee share awards	128,999	138,275	123,313
Social security costs	2,000	4,000	4,000
Pension and other post-retirement obligations	283,000	292,000	292,000
Less employee benefits expense classified as exploration and evaluation expenditure	(65,000)	(85,000)	(82,000)
Changes in inventories of finished goods and work in progress	(326,000)	496,000	(142,000)
Raw materials and consumables used	5,509,000	4,591,000	4,389,000
Freight and transportation	1,981,000	2,378,000	2,294,000
External services	4,404,000	4,745,000	4,786,000
Third party commodity purchases	1,139,000	1,069,000	1,374,000
Net foreign exchange gains	(603,000)	(147,000)	(93,000)
Fair value change on derivatives	422,000	8,000	208,000
Government royalties paid and payable	2,362,000	2,538,000	2,168,000
Exploration and evaluation expenditure incurred and expensed in the current period	517,000	516,000	641,000
Depreciation and amortisation expense	6,112,000	5,829,000	6,288,000
Net impairments:
Property, plant and equipment	494,000	250,000
Goodwill and other intangible assets		14,000
Available for sale financial assets			1,000
Lease costs	675,000	405,000	421,000
All other operating expenses	2,034,000	1,298,000	870,000
Total expenses	28,775,000	28,022,000	27,527,000
Insurance recoveries	(489,000)	(57,000)
Other income	(288,000)	(336,000)	(247,000)
Total other income	(777,000)	(393,000)	(247,000)
Continuing operation [member]
Net impairments:
Property, plant and equipment	$ 494,000	250,000	318,000
Goodwill and other intangible assets		$ 14,000	$ 14,000